Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
SEC Schedule, 12-09, Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
AVALON HOLDINGS CORPORATION AND SUBSIDIARIES
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
FOR THE YEARS ENDED
DECEMBER 31, 2018
AND
2017
(in thousands)

		Additions
DESCRIPTION	Balance at Beginning of Year	Charged (Credited) to Costs and Expenses		Charged to Other Accounts	Deductions / (Recoveries)		Balance at End of Year

Year ended December 31, 2018
Allowance for doubtful accounts	$237	$42		$-	$24	(1)	$255
Deferred tax asset valuation allowance	$1,313	$568	(2)	$-	$-		$1,881

Year ended December 31, 2017
Allowance for doubtful accounts	$235	$6		$-	$4	(1)	$237
Deferred tax asset valuation allowance	$1,453	$(140)	(2)	$-	$-		$1,313

(
1
)
Accounts receivable written-off as uncollectible, net of recoveries.
(
2
)
Change in valuation allowance primarily for deferred tax assets when it is more likely than not
that the deferred tax assets will
not
be realized.